8. BIOLOGICAL ASSETS: Schedule of assumptions used in valuation of Fair value of biological assets (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of assumptions used in valuation of Fair value of biological assets
	Weighted average assumption	10% Change of inputs ($)
Selling Price	$0.19	1,211,741
Yield by plant	71.41	1,147,615
Attrition	5.52%	70,859
Post-harvest costs ($/gram)	$0.01	262,754